FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jun. 30, 2014
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments

	June 30, 2014
	Carrying	Fair
	Amount	Value	Level I	Level II	Level III
	(Dollars in Thousands)

FINANCIAL ASSETS
Cash and cash equivalents	$1,360	$1,360	$1,360	$-	$-
Certificates of deposit	598	598	598	-	-
Investment securities - available for sale	28,387	28,387	-	23,387	-
Investment securities - held to maturity	22,047	22,480	-	22,480	-
Mortgage-backed securities - held to maturity:
Agency	212,781	212,054	-	212,054	-
Private-label	2,554	2,962	-	-	2,962
Net loans receivable	29,724	30,966	-	-	30,966
Accrued interest receivable	638	638	638	-	-
FHLB stock	6,440	6,440	6,440	-	-
Bank owned life insurance	4,136	4,136	4,136	-	-

FINANCIAL LIABILITIES
Deposits:
Non-interest bearing deposits	$16,300	$16,300	$16,300	$-	$-
NOW accounts	21,077	21,077	21,077	-	-
Savings accounts	44,428	44,428	44,428	-	-
Money market accounts	24,730	24,730	24,730	-	-
Certificates of deposit	34,833	34,795	-	-	34,795
Advance payments by borrowers for taxes and insurance	491	491	491	-	-
FHLB long-term advances	111,696	112,518	-	-	112,518
FHLB short-term advances	23,626	23,626	23,626	-	-
Accrued interest payable	170	170	170	-	-

	June 30, 2013
	Carrying	Fair
	Amount	Value	Level I	Level II	Level III
	(Dollars in Thousands)

FINANCIAL ASSETS
Cash and cash equivalents	$1,927	$1,927	$1,927	$-	$-
Certificates of deposit	598	598	598	-	-
Investment securities - available for sale	77,186	77,186	-	77,186	-
Investment securities - held to maturity	26,420	26,956	-	26,956	-
Mortgage-backed securities - held to maturity:
Agency	135,621	135,733	-	135,733	-
Private-label	3,647	4,265	-	109	4,156
Net loans receivable	31,531	33,194	-	-	33,194
Accrued interest receivable	1,371	1,371	1,371	-	-
FHLB stock	5,682	5,682	5,682	-	-
Bank owned life insurance	2,000	2,000	2,000	-	-

FINANCIAL LIABILITIES
Deposits:
Non-interest bearing deposits	$14,911	$14,911	$14,911	$-	$-
NOW accounts	20,654	20,654	20,654	-	-
Savings accounts	41,808	41,808	41,808	-	-
Money market accounts	23,772	23,772	23,772	-	-
Certificates of deposit	38,829	38,885	-	-	38,885
Advance payments by borrowers for taxes and insurance	550	550	550	-	-
FHLB long-term advances	17,500	18,525	-	-	18,525
FHLB short-term advances	96,712	96,712	96,712	-	-
Accrued interest payable	210	210	210	-	-